Net finance expense (Tables)	12 Months Ended
Aug. 31, 2022
Net finance expense
Net finance expense

	2022	2021	2020
	$	$	$
Interest and bank charges	184,895	123,100	107,105
Interest income	(379,288)	—	—
Foreign currency exchange (gain) loss	(251,947)	1,583,292	1,295
Loss on Debentures [note 8]	670,000	550,000	—
	223,660	2,256,392	108,400